Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2024	2023
Cost:
Office furniture and equipment	$827	$827
Laboratory equipment	1,938	1,938
Computers and auxiliary equipment	571	571
	3,336	3,336
Accumulated depreciation	3,336	1,749
Impairment of fixed assets	-	1,426
Property and equipment, net	$-	$161